Schedule of Investments
November 30, 2024 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.78%

Automobiles & Components - 2.30%
BorgWarner, Inc.	11,847	406,589

Banks - 0.78%
U.S. Bancorp	2,600	138,554

Capital Goods - 2.59%
Illinois Tool Works, Inc.	1,650	457,908

Chemicals - 3.83%
DuPont de Nemours, Inc.	8,100	677,079

Commercial & Professional Services - 2.80%
Leidos Holdings, Inc.	3,000	496,200

Consumer Durables & Apparel - 3.44%
PulteGroup, Inc.	4,500	608,715

Diversified Financials - 4.78%
Nasdaq, Inc	10,200	846,498

Food, Beverage & Tobacco - 4.41%
Archer-Daniels- Midland Co.	6,556	357,958
J.M. Smucker Co.	3,584	422,159

		780,117

Healthcare Equipment & Services - 10.12%
Baxter International, Inc.	3,800	128,098
Elevance Health, Inc. (2)	930	378,473
Humana, Inc.	700	207,466
Medtronic plc (Ireland)	2,500	216,350
Steris plc	2,150	470,979
Teleflex, Inc.	2,020	389,557

		1,790,923

Insurance - 7.50%
Progressive Corp.	2,300	618,424
Willis Towers Watson plc	2,200	708,400

		1,326,824

Media & Entertainment - 2.21%
Interpublic Group of Cos., Inc.	12,680	390,671

Oil, Gas & Consumable Fuels - 1.74%
APA Corp. (2)	13,612	308,312

Pharmaceuticals, Biotechnology & Life Science - 2.06%
Regeneron Pharmaceuticals, Inc. (2)	485	363,857

Retailing - 2.09%
LKQ Corp.	9,391	368,972

Semiconductors & Semiconductor Equipment - 8.41%
Micron Technology, Inc.	3,400	333,030
ON Semiconductor Corp. (2)	5,550	394,716
Qorvo, Inc. (2)	5,550	383,228
Skyworks Solutions, Inc.	4,296	376,287

		1,487,260

Software & Services - 7.24%
Akamai Technologies, Inc. (2)	3,220	302,744
Cognizant Technology Solutions Corp.	5,784	465,554
EPAM Systems, Inc. (2)	2,103	512,964

		1,281,262

Technology Hardware & Equipment - 4.73%
Cisco Systems, Inc.	5,800	343,418
Teledyne Technologies, Inc. (2)	1,016	493,024

		836,442

Transportation - 2.82%
FedEx Corp.	1,650	499,406

Utilities - 10.93%
Ameren Corp.	5,800	547,462
Eversource Energy	5,900	380,491
NextEra Energy, Inc.	6,000	472,020
Xcel Energy, Inc.	7,350	533,316

		1,933,289

Total Common Stock	(Cost $ 13,794,983)	14,998,878

Real Estate Investment Trusts - 1.20%

Crown Castle International Corp.	2,000	212,500

Total Real Estate Investment Trusts	(Cost $ 381,784)	212,500

Money Market Registered Investment Companies - 13.99%

Federated Hermes Government Obligations Fund - Institutional Class - 4.50% (3)	2,474,468	2,474,468

Total Money Market Registered Investment Companies	(Cost $ 2,474,468)	2,474,468

Total Investments - 99.97%	(Cost $ 14,176,767)	17,685,846

Other Assets Less Liabilities - 0.03%		5,205

Total Net Assets - 100.00%		17,691,051

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$17,685,846	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$17,685,846	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 29, 2024.